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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Travelers Companies, Inc.
                 -------------------------------
   Address:      385 Washington Street
                 -------------------------------
                 St. Paul, MN  55102-1396
                 -------------------------------


Form 13F File Number: 28-62
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Wendy Skjerven
         -------------------------------
Title:   Deputy Corporate Secretary
         -------------------------------
Phone:   (651) 310-6748
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Wendy Skjerven    St. Paul, Minnesota   November 13, 2008
-------------------   -------------------   -----------------
    [Signature]         [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  1
                                        --------------------

Form 13F Information Table Entry Total:            68
                                        --------------------

Form 13F Information Table Value Total:       152,216
                                        --------------------
                                            (thousands)

List of Other Included Managers:


  No.       Form 13F File Number     Name
  01        28-29                    ST. PAUL FIRE AND MARINE INSURANCE COMPANY
  ------    --------------------     ------------------------------------------

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                      FORM 13F INFORMATION TABLE

                                    TITLE OF          VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER                    CLASS    CUSIP   (x$1000) PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
----------------------------------- -------- -------- ------- --------- ----- ------ ------------ ---------- ------ -------- ------
AT&T INC                             COMM    00206R102    377    13,500   SH              SHARED                      13,500
ALLIANCE HOLDINGS GP LP              COMM    01861G100    601    30,000   SH              SHARED                      30,000
ALLIANCE BERNSTEIN HOLDING LP        COMM    01881G106    370    10,000   SH              SHARED                      10,000
BLACKROCK MUNIYIELD QUALITY FUND II  COMM    09254G108     14     1,600   SH              SHARED                       1,600
BUCKEYE PARTNERS LP                  COMM    118230101    723    19,500   SH              SHARED                      19,500
CIT GROUP INC 8.75%  SER C           PREF    125581603    685    20,800   SH              SHARED                      20,800
CAVIUM NETWORKS INC                  COMM    14965A101    339    24,082   SH              SHARED                      24,082
CEDAR FAIR LP                        COMM    150185106    870    42,000   SH              SHARED                      42,000
CONCH RESOURCES INC                  COMM    20605P101    113     4,108   SH              SHARED                       4,108
CROSSTEX ENERGY INC                  COMM    22765Y104    225     9,000   SH              SHARED                       9,000
DATA DOMAIN INC                      COMM    23767P109     28     1,274   SH              SHARED                       1,274
DEXCOM INC                           COMM    252131107    597    96,430   SH              SHARED                      96,430
DYAX  CORP                           COMM    26746E103      1       255   SH              SHARED                         255
(R) EV ENERGY PARTNER LP-(RESTRICTED)COMM    26926V107  1,540    81,035   SH              SHARED                      81,035
EL PASO PIPELINE PARTNERS LP         COMM    283702108  1,028    64,000   SH              SHARED                      64,000
ENBRIDGE ENERGY PARTNERS LP          COMM    29250R106  4,217   106,000   SH              SHARED                     106,000
ENERGY TRANSFER EQUITY LP            COMM    29273V100  1,653    76,000   SH              SHARED                      76,000
ENTERPRISE GP HOLDINGS LP            COMM    293716106  1,082    46,000   SH              SHARED                      46,000
ENTERPRISE PRODUCTS PARTNERS LP      COMM    293792107  6,030   234,000   SH              SHARED                     234,000
EXTERRAN PARTNERS LP                 COMM    30225N105    235    15,600   SH              SHARED                      15,600
(R) FANNIE MAE                       COMM    313586109      0       101   SH              SHARED                         101
FIBERTOWER CORP                      COMM    31567R100     34    24,459   SH              SHARED                      24,459
GENERAL MOTORS 1.5% CONVRDM          PREF    370442691     47     2,300   SH              SHARED                       2,300
GENERAL MOTORS CORP SER C 6.25%      PREF    370442717    978   122,200   SH              SHARED                     122,200
GENVEC INC                           COMM    37246C109    278   229,380   SH              SHARED                     229,380
GEOMET INC                           COMM    37250U201     68    12,489   SH              SHARED                      12,489
H&E EQUIPMENT SERVICES INC           COMM    404030108  1,025   106,097   SH              SHARED                     106,097
HANSEN MEDICAL INC                   COMM    411307101     49     3,626   SH              SHARED                       3,626
IKANOS COMMUNICATIONS INC            COMM    45173E105      3     1,352   SH              SHARED                       1,352
INFINERA CORP                        COMM    45667G103    102    10,664   SH              SHARED                      10,664
KEYCORP  7.75%  SERIES A             PREF    493267405  1,632    19,200   SH              SHARED                      19,200
KINDER MORGAN MANAGMENT LLC          COMM    49455U100  6,249   127,015   SH              SHARED                     127,015
MAGELLAN MIDSTREAM PARTNERS LP       COMM    559080106  4,828   149,000   SH              SHARED                     149,000
MARKWEST ENERGY PARTNERS LP          COMM    570759100  4,203   166,240   SH              SHARED                     166,240
MEDIWARE INFORMATION SYSTEMS         COMM    584946107    655   116,110   SH              SHARED                     116,110
NATL WESTMINSTER BK PLC SER C        PREF    638539882  5,333   575,000   SH              SHARED                     575,000
NATURAL RESOURCE PARTNERS LP         COMM    63900P103    811    32,000   SH              SHARED                      32,000
NEUTRAL TANDEM INC                   COMM    64128B108     27     1,435   SH              SHARED                       1,435
NUSTAR ENERGY LP                     COMM    67058H102  3,058    72,000   SH              SHARED                      72,000
NUSTAR GP HOLDINGS LLC               COMM    67059L102  1,351    77,200   SH              SHARED                      77,200
OCCAM NETWORKS INC                   COMM    67457P309      2       552   SH              SHARED                         552
ONEOK PARTNERS LP                    COMM    68268N103  5,783   114,000   SH              SHARED                     114,000
PENN VIRGINIA GP HOLDINGS LP         COMM    70788P105    919    44,000   SH              SHARED                      44,000
PLAINS ALL AMER PIPELINE LP          COMM    726503105  5,963   150,500   SH              SHARED                     150,500
PROGRESS ENERGY INC                  COMM    743263105  2,049    47,500   SH              SHARED                      47,500
PRUDENTIAL FINANCIAL INC             COMM    744320102    163     2,265   SH              SHARED                       2,265
REGENCY ENERGY PARTNERS LP           COMM    75885Y107  1,284    70,000   SH              SHARED                      70,000
ROYAL BK OF SCOTLAND PLC PFD 6.25%
  SER P                              PREF    780097762    681    80,000   SH              SHARED                      80,000
SCANA CORP                           COMM    80589M102  3,309    85,000   SH              SHARED                      85,000
SCHERING-PLOUGH 6.00%   8/13/10
 SERIES                              PREF    806605705  1,044     6,100   SH              SHARED                       6,100
SEMGROUP ENERGY PARTNERS LP          COMM    81662W108    391    56,000   SH              SHARED                      56,000
SMURFIT STONE 2/15/12 SER A
 CONV 7.00%                          PREF    832727200     83     6,400   SH              SHARED                       6,400
SOUTHERN COMPANY                     COMM    842587107  2,525    67,000   SH              SHARED                      67,000
SPACEHAB INC                         COMM    846243400      6    15,700   SH              SHARED                      15,700
SPECTRA ENERGY PARTNERS LP           COMM    84756N109    570    30,000   SH              SHARED                      30,000
STONEMOR PARTNERS LP                 COMM    86183Q100    202    14,000   SH              SHARED                      14,000
SUNOCO LOGISTICS PARTNERS LP         COMM    86764L108  2,168    49,000   SH              SHARED                      49,000
TEPPCO PARTNERS LP                   COMM    872384102  3,815   146,000   SH              SHARED                     146,000
TARGA RESOURCES PARTNERS LP          COMM    87611X105    357    21,000   SH              SHARED                      21,000
TRANSDIGM GROUP INC                  COMM    893641100    504    14,720   SH              SHARED                      14,720
TRANSMONTAIGNE PARTNERS LP           COMM    89376V100    440    21,000   SH              SHARED                      21,000
THE TRAVELERS COMPANIES INC          COMM    89417E109 36,052   797,600   SH              SOLE            797,600
US BANCORP                           COMM    902973304  3,872   107,500   SH              SHARED                     107,500
VERIZON COMMUNICATIONS INC           COMM    92343V104    899    28,000   SH              SHARED                      28,000
WACHOVIA CORP                        COMM    929903102    168    48,000   SH              SHARED                      48,000
WESTERN GAS PARTNERS LP              COMM    958254104    475    36,000   SH              SHARED                      36,000
XCEL ENERGY INC                      COMM    98389B100  2,439   122,000   SH              SHARED                     122,000
MAX CAPITAL GROUP LTD                COMM    G6052F103 24,597 1,058,833   SH              SHARED                   1,058,833